Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Income Tax Disclosure [Abstract]
Net deferred tax asset (liability)	$ 11,549	$ 2,448
Liability for uncertain tax positions	100	100
Unrecognized tax benefits that would impact effective tax rate	100
Interest on income taxes accrued	$ 10	$ 12
Returns open to examination, minimum (years)	3 years
Returns open to examination, maximum (years)	5 years
Returns open to examination, state impact of federal changes, maximum (years)	2 years